Revenue Recognition - Contract Balance (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition
Accounts receivable-trade, net	¥ 148,540	¥ 337,048
Contract liabilities:
Contract liability (current)	172,063	201,559
Long-term contract liability - net of current portion	333,978	465,077
Contract with Customer, Liability, Total	¥ 506,041	¥ 666,636